TRANSACTIONS WITH RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
EQUITY TRANSACTIONS AND LOANS FROM RELATED PARTIES

NOTE 5 – TRANSACTIONS WITH RELATED PARTIES

Co-Investment $2,000,000 funding Commitment

On March 29, 2017, Co-Investment provided the Company with a funding commitment letter (the “Commitment Letter”) whereby Co-Investment committed to purchase 1,000,000 shares of the Company’s new series C preferred stock, par value $0.001 per share, (“Series C Preferred Stock”) at a per share purchase price of $2.00 per share, for an aggregate purchase price of $2,000,000 (the “Commitment”). See Note 10 – Subsequent Events. The Company intends to use the net proceeds of the Commitment for working capital purposes.

The Series C Preferred Stock will be entitled to vote as a single class with the holders of the Company’s common stock, with each share of Series C Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Series C Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to two and half (2.5) times the Series C Preferred Stock original issue price, subject to certain customary adjustments, or (B) the amount such share of Series C Preferred Stock would receive if it participated pari passu with the holders of common stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series C Preferred stock times $5.00. Series C Preferred Stock is senior to Series A Preferred Stock (as defined below) and the Series C Preferred Stock (as defined below) as it pertains to liquidation preferances.

Each share of Series C Preferred Stock becomes convertible into 20 shares of common stock, subject to adjustment and at the option of the holder of the Series C Preferred Stock. For so long as any shares of Series C Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series C Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series C Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series C Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series C Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series C Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series C Preferred Stock with an amount per share equal to two and a half (2.5) times the Series C Preferred Stock original issue price in aggregate for all issued and outstanding Series C Preferred Stock.

NOTE 5 – EQUITY TRANSACTIONS AND LOANS FROM RELATED PARTIES

September 2015 Private Placement

On September 18, 2015, the Company completed a private placement (the “Private Placement”) with certain accredited investors (collectively the “Investors”), including The Co-Investment Fund II, L.P., which hold more than 5% of our common stock (“Co-Investment”) and Donald Caldwell, who is the CEO and chairman of the board of directors of the Company and managing partner of Co-Investment; Edmond Walters, who is a director of the Company, and Azeez Enterprises, LP, which is affiliated with Michael Azeez, who is a director of the Company, for an aggregate of 1,163,141 shares of our Series B Convertible Preferred Stock and warrants to purchase 11,631,410 shares of our common stock (the “2015 Warrants”). The Company sold to the Investors 1,163,141 units (“Units”) at a per Unit price of $3.00, for an aggregate total investment of $3,489,423, and each unit consisted of one share of Series B Convertible Preferred Stock and a warrant to purchase 10 shares of our Common Stock at an initial exercise price of $0.15 per share (“Warrant Shares”), subject to adjustment pursuant to the terms of a securities purchase agreement (the “Purchase Agreement”). The Company intends to use the net proceeds of the Private Placement for working capital purposes. See Note 6 - Shareholders’ Deficit – Series B Preferred Stock and Common Stock Warrants. In the Private Placement the Company issued; 696,475 shares of Series B Preferred Stock and a warrant to purchase 6,964,750 shares of our Common Stock to Co-Investment, 166,666 shares of Series B Preferred Stock and a warrant to purchase 1,666,660 shares of our Common Stock to Edmond Walters, 150,000 shares of Series B Preferred Stock and a warrant to purchase 1,500,000 shares of our Common Stock to Azeez Enterprises, and 150,000 shares of Series B Preferred Stock and a warrant to purchase 1,500,000 shares of our Common Stock to an unrelated third party.

The Company agreed, pursuant to the terms of the Purchase Agreement, that for a period of 90 days after the effective date (the “Initial Standstill”) of the Purchase Agreement, the Company shall not, subject to certain exceptions, offer, sell, grant any option to purchase, or otherwise dispose of any equity securities or equity equivalent securities, including without limitation, any debt, preferred stock, rights, options, warrants or other instrument that is at any time convertible into or exchangeable for, or otherwise entitles the holder thereof to receive, capital stock and other securities of the Company. In addition, pursuant to the Purchase Agreement, the Company was permitted to sell up to an additional 1,000,000 Units to Independence Blue Cross within 90 days following the Closing on substantially the same terms and conditions described above and as set forth in the Purchase Agreement.

The Purchase Agreement also provides for a customary participation right for the Investors, subject to certain exceptions and limitations, which grants the Investors the right to participate in any future capital raising financings of the Company occurring from the effective date of the Purchase Agreement until 24 months after the effective date of the Purchase Agreement. The Investors may participate in such financings at a level based on the Investors’ ownership percentage of the Company on a fully-diluted basis prior to such financing.

Secured Convertible Promissory Note to Co-Investment Fund II, LP.

On January 30, 2015, the Company and InsPro LLC issued a Secured Convertible Promissory Note (“Note”) to Co-Investment, pursuant to a Secured Convertible Promissory Note Purchase Agreement (the “Note Purchase Agreement”). In connection with the Note Purchase Agreement, the Company, InsPro LLC (collectively the “Borrowers”) and Co-Investment entered into a Security Agreement (the “Security Agreement”, and together with the Note and the Note Purchase Agreement, the “Financing Agreements”). Pursuant to the terms and subject to the conditions set forth in the Financing Agreements, Co-Investment provided a loan in the amount of $1,000,000 (“Loan”) to the Company and InsPro LLC, which is secured by all assets of the Company and InsPro LLC other than copyright applications, copyright registration, patents, patent applications, trademarks, services markets and other intellectual property (“Collateral”). Pursuant to the Note, interest in the amount of 8% per annum, calculated on a 365 or 366 day year, as the case may be, and the principal amount of $1,000,000 and accrued interest will be paid on or before June 30, 2016. Co-Investment has the right to convert principal and accrued interest into the equity securities of the Company in the event that the Company issues and sells equity securities to investors on or before the repayment in full of the Note in an equity financing resulting in gross proceeds to the Company of at least $1,000,000.

Pursuant to the Security Agreement, the Borrowers shall not, without Co-Investment’s prior consent, sell, lease or otherwise dispose of any equipment or fixtures constituting Collateral. In addition, the Borrowers will furnish Co-Investment with such information and documents regarding the Collateral and their financial condition, business, assets and liabilities as is reasonably requested by Co-Investment.

In connection with the Financing Agreements, Co-Investment entered into a Subordination Agreement (“Subordination Agreement”) with SVB, the terms of such agreement were approved by the Company, InsPro LLC and Atiam Technologies L.P. Pursuant to the Subordination Agreement, Co-Investment agreed, among other things, that all obligations under the Loan Agreement and any other obligations to SVB would be senior to the outstanding indebtedness under the Financing Agreements.

On March 27, 2015, the Borrowers issued a second Secured Convertible Promissory Note (the “Second Note”) in the amount of $1,000,000 to Co-Investment pursuant to a second Secured Convertible Promissory Note Purchase Agreement (the “Second Note Purchase Agreement”). The terms of the Second Note are essentially identical to the terms of the Note and the terms of the Second Note Purchase Agreement are essentially identical to the terms of the Note Purchase Agreement.

Pursuant to the terms of the Purchase Agreement, the Company and Co-Investment agreed that, effective at the closing of the Private Placement on September 18, 2015, (i) the Note and Second Note (collectively, “Notes”) were amended such that the entire principal amount of the Notes plus accrued interest as of the closing was converted into 696,475 Units that consisted of 696,475 shares of Series B Preferred Stock and a warrant to purchase 6,964,750 shares of our Common Stock , (ii) the Notes were converted in accordance with the terms thereof by the issuance of the Units to Co-Investment under the Purchase Agreement, (iii) all amounts owed to Co-Investment by the Company under borrowings by the Company, whether evidenced orally or in writing, including without limitation, the Notes and any unpaid principal balance, any interest owed and any penalties or additional fees owed to Co-Investment (collectively, “Existing Indebtedness”), was fully paid and satisfied by the Company, and the Existing Indebtedness was cancelled, and (iv) the Notes and any other agreements entered into in connection with the Notes were amended to give effect to the foregoing.

Loan Payable to Related Party

On March 17, 2015, the Company received a loan from Edmond Walters, a current director of the Company, in the amount of $500,000 (the “Walters Loan”). The Walters Loan was a pre-payment by Mr. Walters in connection with any future issuance of equity securities of the Company, and is convertible into equity securities of the Company in connection with any such future issuance of equity securities as agreed to by the Company and Mr. Walters. The Loan from Mr. Walters is refundable to Mr. Walters on demand, without interest, if the Company does not consummate an equity financing within a time period to be determined by the Company and Mr. Walters.

Pursuant to the terms of the Purchase Agreement, the Company and Edmond Walters agreed that, effective at the closing on September 18, 2015, (i) the Walters Loan was converted by the issuance of the 166,666 Units that consisted of 166,666 shares of Series B Preferred Stock and a warrant to purchase 1,666,660 shares of our Common Stock to Edmond Walters under the Purchase Agreement, (ii) all amounts owed to Edmond Walters by the Company under borrowings by the Company, whether evidenced orally or in writing, including without limitation, the Walters Loan and any unpaid principal balance, any interest owed and any penalties or additional fees owed to Edmond Walters (collectively, “Walters Existing Indebtedness”), was fully paid and satisfied by the Company, and the Walters Existing Indebtedness was cancelled, and (iii) the Walters Loan and any agreements entered into in connection with the Loan were amended to give effect to the foregoing.

IBC Private Placement

On October 6, 2015, the Company entered into and completed a private placement (the “IBC Private Placement”) with Independence Blue Cross, LLC, a Pennsylvania limited liability company, which hold more than 5% of our common stock ( “IBC”), for an aggregate of 333,333 shares of its Series B Preferred Stock and a warrant (the “IBC Warrant”) to purchase 3,333,330 shares of the Company’s Common Stock, pursuant to the terms of a securities purchase agreement (the “IBC Purchase Agreement”).

Pursuant to the IBC Purchase Agreement, the Company agreed to sell to IBC 333,333 Units in the IBC Private Placement at a per Unit purchase price equal to $3.00. Each Unit sold in the IBC Private Placement consisted of one share of Series B Preferred Stock and an IBC Warrant to purchase ten shares of Common Stock at an initial exercise price of $0.15 per share, subject to adjustment. The gross proceeds from the closing of the IBC Private Placement were $999,999 and the Company intends to use the net proceeds of the Private Placement for working capital purposes.

The Company also agreed, pursuant to the terms of the IBC Purchase Agreement, that for a period of 90 days after the effective date of the Purchase Agreement, the Company shall not, subject to certain exceptions, offer, sell, grant any option to purchase, or otherwise dispose of any equity securities or equity equivalent securities, including without limitation, any debt, preferred stock, rights, options, warrants or other instrument that is at any time convertible into or exchangeable for, or otherwise entitles the holder thereof to receive, capital stock and other securities of the Company.

The IBC Purchase Agreement also provides for a customary participation right for the Investor, subject to certain exceptions and limitations, which grants the Investor the right to participate in any future capital raising financings of the Company occurring from the effective date of the Purchase Agreement until 24 months after the effective date of the Purchase Agreement. IBC may participate in such financings at a level based on the Investor’s ownership percentage of the Company on a fully-diluted basis prior to such financing.